Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition	[1]	$ 3,218	$ 3,123
Leased right-of-use assets		314	315
Investment in subsidiaries		164	161
Surpluses on Group retirement benefit schemes		9
Revaluation of derivative financial instruments to fair value		15	12
Rolled-over capital gains		22	17
Total		$ 3,742	$ 3,628

[1]	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.